American Century Investments
                                4500 Main Street
                          Kansas City, Missouri 64111

                                                               February 27, 1997

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549


Re:  American Century Quantitative Equity Funds
          1940 Act File No. 811-5447
          1933 Act File No. 33-19589

Ladies and Gentlemen:

     Pursuant to Section  24(f) of the  Investment  Company Act of 1940 and Rule
24f-2  promulgated   thereunder,   the  accompanying  documents  are  filed  via
electronic transmission on behalf of the above-referenced issuer.

     In payment of the fee, $82,085.35 , was transferred to the Commission's account by federal wire transfer. The wire was sent February 26, 1997.

     Any concerns regarding the filing should be directed to the undersigned at
(415) 967-9806.


Sincerely,

/s/Lisa S. Brown
Lisa S. Brown
Federal Securities Administrator

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.       Name and address of issuer:

          American Century Quantitative Equity Funds
          4500 Main Street
          Kansas City, MO 64111

2.       Name of each series or class of funds for which this notice is filed:

          American Century Income & Growth Fund
          American Century Equity Growth Fund
          American Century Global Gold Fund
          American Century Utilities Fund
          American Century Global Natural Resources Fund

3.       Investment Company Act File Number:  811-5447

         Securities Act File Number:  33-19589


4.       Last day of fiscal year for which this notice is filed:

          December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

          Not Applicable

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

          Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          Not Applicable

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          Not Applicable

9. Number and aggregate sale price of securities sold during the fiscal year:

          100,143,029         $1,518,734,237


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          100,143,029         $1,518,734,237


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          Not Applicable

12.      Calculation of registration fee:
         (i)   Aggregate sale price of securities sold during the
               fiscal year in reliance on rule 24f-2 (from Item 10):            $ 1,518,734,237

         (ii)  Aggregate price of shares issued in connection with
               dividend reinvestment plans (from Item 11), if
               applicable):                                                     +     N/A

         (iii) Aggregate price of shares redeemed or repurchased
               during the fiscal year (if applicable):                          - 1,247,852,315

         (iv)  Aggregate price of shares redeemed or repurchased
               and previously applied as a reduction to filing fees
               pursuant to rule 24e-2 (if applicable):                          +     N/A

         (v)   Net aggregate  price of securities  sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
               (ii), less line (iii), plus line (iv)] (if applicable):              270,881,922

         (vi)  Multiplier prescribed by Section 6(b) of the Securities
               Act of 1933 or other applicable law or regulation
               (see Instruction C.6):                                           x        1/3300

                                                                                ---------------
         (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:          $     82,085.35
                                                                                ===============



Instruction:   Issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                               [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         February 26, 1997

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/Charles C. S. Park, Corporate Counsel
                                    Charles C. S. Park, Corporate Counsel



         Date  February 27, 1997

  *Please print the name and title of the signing officer below the signature.

                          American Century Investments
                                4500 Main Street
                          Kansas City, Missouri 64111

                                                               February 27, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:  American Century Quantitative Equity Funds
          1940 Act File No. 811-5447
          1933 Act File No. 33-19589

Ladies and Gentlemen:

     I have examined the accompanying 24f-2 Notice for American Century Quantitative Equity Funds. It is my opinion that all shares sold by the Corporation during the fiscal year ended December 31, 1996, pursuant to the indefinite registration under Rule 24f-2 under the Investment Company Act of 1940, were legally issued, fully paid, and non-assessable when sold.

     I hereby consent to the inclusion of this opinion with the filing of the attached 24f-2 Notice for the fiscal year ended December 31, 1996.

Sincerely,

/s/Charles C. S. Park
Charles C. S. Park
Corporate Counsel